Loans - Loans at Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 914,857	$ 861,241
Allowance for loan losses	(14,268)	(16,528)
Net loans	900,589	844,713
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	114,186	115,875
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	143,014	161,014
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	308,666	282,832
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	268,510	250,691
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	65,452	39,964
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 15,029	$ 10,865